EMPLOYEE BENEFIT PLANS - Plan Assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefit plans
Fair value of assets as of January 1	$ 35,981
Fair value assets at the end of the year	29,113	$ 35,981
Bancolombia
Disclosure of employee benefit plans
Fair value of assets as of January 1	31,761	32,252
Interest income on plan assets	1,918	2,118
Return on plan assets greater/(less) than discount rate	629	2,038
Benefits paid	(9,097)	(4,647)
Fair value assets at the end of the year	25,211	31,761
Banistmo
Disclosure of employee benefit plans
Fair value of assets as of January 1	4,220	4,884
Interest income on plan assets	40	101
Return on plan assets greater/(less) than discount rate	(25)	(25)
Benefits paid	(572)	(782)
Foreign currency translation effect	239	42
Fair value assets at the end of the year	$ 3,902	$ 4,220